Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Summary of Reserves	Reserves

(in €‘000)	Legal reserve for capitalized development costs	Foreign currency translation reserve	Reserve for financial assets at FVOCI	Total
As at January 1, 2022	4,198	(3)	—	4,195
Exchange differences on translation of foreign operations	—	98	—	98
Changes in the fair value of equity investments at fair value through other comprehensive income	—	—	(10,595)	(10,595)
Deferred tax on changes in the fair value of equity investments at fair value through other comprehensive income	—	—	328	328
Reclassification	(886)	—	—	(886)
As at December 31, 2022	3,312	95	(10,267)	(6,860)
As at January 1, 2023	3,312	95	(10,267)	(6,860)
Exchange differences on translation of foreign operations	—	(65)	—	(65)
Changes in the fair value of equity investments at fair value through other comprehensive income	—	—	(14,832)	(14,832)
Deferred tax on changes in the fair value of equity investments at fair value through other comprehensive income	—	—	461	461
Reclassification	(1,845)	—	—	(1,845)
As at December 31, 2023	1,467	30	(24,638)	(23,141)
As at January 1, 2024	1,467	30	(24,638)	(23,141)
Exchange differences on translation of foreign operations	—	(10)	—	(10)
Changes in the fair value of equity investments at fair value through other comprehensive income	—	—	29,407	29,407
Deferred tax on changes in the fair value of equity investments at fair value through other comprehensive income	—	—	(911)	(911)
Reclassification	(1,365)	—	—	(1,365)
As at December 31, 2024	102	20	3,858	3,980